Long-Term Debt and Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt	Long-term debt and short-term borrowings as of December 31 consisted of the following:
Long-Term Debt

(Millions)	Currency/ Fixed vs. Floating	Effective Interest Rate	Final Maturity Date	Carrying Value
Description / 2021 Principal Amount				2021	2020
Eurobond (repaid in 2021)	EUR Fixed	—%	2021	—	367
Eurobond (repaid in 2021)	EUR Floating	—%	2021	—	374
Medium-term note (repaid in 2021)	USD Fixed	—%	2021	—	449
Medium-term note (€500 million)	EUR Fixed	0.45%	2022	567	612
Medium-term note ($600 million)	USD Fixed	2.17%	2022	599	598
Medium-term note (€600 million)	EUR Fixed	1.14%	2023	679	731
Registered note ($500 million)	USD Fixed	1.86%	2023	499	498
Medium-term note ($650 million)	USD Fixed	2.26%	2023	649	649
Medium-term note ($300 million)	USD Fixed	3.30%	2024	299	299
Medium-term note ($500 million)	USD Fixed	2.98%	2024	501	502
Medium-term note ($300 million)	USD Floating	0.42%	2024	300	299
Medium-term note ($550 million)	USD Fixed	3.04%	2025	548	548
Registered note ($750 million)	USD Fixed	2.12%	2025	746	744
Registered note ($500 million)	USD Fixed	2.67%	2025	498	498
Medium-term note (€750 million)	EUR Fixed	1.65%	2026	842	908
Medium-term note ($650 million)	USD Fixed	2.37%	2026	645	644
Medium-term note ($850 million)	USD Fixed	2.95%	2027	844	843
Floating rate note ($19 million)	USD Floating	—%	2027	19	19
30-year debenture ($220 million)	USD Fixed	6.44%	2028	224	225
Floating rate note ($250 million)	USD Floating	2.07%	2028	240	—
Floating rate note ($150 million)	USD Floating	2.02%	2028	144	—
Floating rate note ($100 million)	USD Floating	2.11%	2028	96	—
Medium-term note ($600 million)	USD Fixed	3.62%	2028	598	598
Floating rate note ($150 million)	USD Floating	2.53%	2028	147	—
Floating rate note ($150 million)	USD Floating	2.48%	2028	147	—
Registered note ($1 billion)	USD Fixed	2.50%	2029	988	986
Medium-term note ($800 million)	USD Fixed	3.38%	2029	797	796
Medium-term note (€500 million)	EUR Fixed	1.90%	2030	560	604
Registered note ($600 million)	USD Fixed	3.09%	2030	596	595
Medium-term note (€500 million)	EUR Fixed	1.54%	2031	563	608
30-year bond ($555 million)	USD Fixed	5.73%	2037	551	551
Floating rate note ($52 million)	USD Floating	—%	2040	52	51
Floating rate note ($96 million)	USD Floating	—%	2041	96	96
Medium-term note ($325 million)	USD Fixed	4.05%	2044	315	315
Floating rate note ($54 million)	USD Floating	—%	2044	53	53
Medium-term note ($500 million)	USD Fixed	3.37%	2046	477	476
Medium-term note ($500 million)	USD Fixed	3.68%	2047	492	492
Medium-term note ($650 million)	USD Fixed	4.07%	2048	638	637
Medium-term note ($500 million)	USD Fixed	3.78%	2048	505	505
Registered note ($500 million)	USD Fixed	3.37%	2049	485	969
Registered note ($350 million)	USD Fixed	3.72%	2050	346	642
Other borrowings	Various	0.19%	2022-2029	2	2
Total long-term debt				17,347	18,783
Less: current portion of long-term debt				1,291	794
Long-term debt (excluding current portion)				$16,056	$17,989

Schedule of post-swap borrowing (long-term debt, including current portion)
Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2021		2020
(Millions)	Carrying Value	Effective Interest Rate	Carrying Value	Effective Interest Rate
Fixed-rate debt	$16,053	2.80%	$17,889	2.80%
Floating-rate debt	1,294	1.43%	894	0.06%
Total long-term debt, including current portion	$17,347		$18,783

Schedule of short-term borrowings and current portion of long-term debt
Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective Interest Rate	Carrying Value
(Millions)		2021	2020
Current portion of long-term debt	1.20%	$1,291	$794
U.S. dollar commercial paper	—%	—	—
Other borrowings	4.10%	16	12
Total short-term borrowings and current portion of long-term debt		$1,307	$806

Schedule of maturities of long-term debt	The maturities of long-term debt for the periods subsequent to December 31, 2021 are as follows (in millions):

2022	2023	2024	2025	2026	After 2026	Total
$1,291	$1,923	$1,100	$1,792	$1,487	$9,754	$17,347